Long-term debt and finance leases - Interest-bearing status (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Interest-bearing status
Interest-bearing debt	R 136,394	R 108,017
Non-interest-bearing debt	945	1,437
Total long-term debt	R 137,339	R 109,454	R 81,405